INCOME TAXES - Reconciliation of Expected and Actual Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Expected income tax expense (recovery)	$ (26,471)	$ (20,506)	$ (9,052)
Change in unrecognized deferred tax asset	69,805	44,114	0
Non-taxable portion of unrealized foreign exchange (gain) loss	3,972	(4,947)	(1,938)
Share based compensation expense	86	610	856
Flow through share issuance	309	108	2,700
Other	594	(3,964)	576
Deferred tax expense (recovery)	$ 48,295	$ 15,415	$ (6,858)